Senior Debentures and Innovative Capital Instruments - Senior Debentures (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 8,171	$ 6,179
Fair value of borrowings outstanding	8,259	6,179
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Fair value of borrowings outstanding	$ 226	228
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Interest rate	7.093%
Borrowings outstanding	$ 200	$ 200
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002 | Government of Canada Bond Yield
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%